Derivative Financial Instruments - Net Realized Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	$ (1,512.4)		$ (1,141.2)		$ (1,423.0)	$ (1,578.5)	$ (1,310.4)
Other Net Realized Capital Gains (Losses) | Funding agreements with fixed maturities and guaranteed investment contracts
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	(89.6)	[1]	(11.8)	[1]	(15.7)	16.1	48.3
Other Net Realized Capital Gains (Losses) | Within annuity products
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	943.3	[1]	348.3	[1]	336.2	(1,946.2)	(76.7)
Other Net Realized Capital Gains (Losses) | Interest rate contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	(915.0)	[1]	230.4	[1]	51.5	1,041.8	(443.9)
Other Net Realized Capital Gains (Losses) | Foreign exchange contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	71.3	[1]	(9.1)	[1]	10.9	(2.4)	33.2
Other Net Realized Capital Gains (Losses) | Equity contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	(1,644.9)	[1]	(1,680.4)	[1]	(1,801.9)	(559.0)	(867.1)
Other Net Realized Capital Gains (Losses) | Credit contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	18.2	[1]	29.7	[1]	37.1	(4.6)	39.4
Other Net Realized Capital Gains (Losses) | Managed custody guarantees | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	1.1	[1]	1.1	[1]	1.1	1.1	4.1
Policyholder Benefits | Reinsurance agreements
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	82.5	[2]	(39.2)	[2]	(32.2)	(68.1)	(42.6)
Cash Flow Hedging | Other Net Realized Capital Gains (Losses) | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	0.1	[3]	0	[3]	0	0	(0.3)
Cash Flow Hedging | Other Net Realized Capital Gains (Losses) | Foreign exchange contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	0.1	[3]	0	[3]
Fair Value Hedging | Other Net Realized Capital Gains (Losses) | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	$ 20.5	[3]	$ (10.2)	[3]	$ (10.0)	$ (57.2)	$ (4.8)

[1]	Changes in value are included in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[2]	Changes in value are included in Policyholder benefits in the Condensed Consolidated Statements of Operations.
[3]	Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations. For the nine months ended September 30, 2013 and 2012, ineffective amounts were immaterial.